Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Risk Management Objectives and Policies	Financial Risk Management Objectives and Policies
GLOBALFOUNDRIES has implemented a cash investment policy which determines the overall objectives of the Company’s investment strategy. This policy is aimed to ensure the preservation of capital and the maintenance of sufficient liquidity necessary to fund operations while balancing the needs for appropriate returns. The cash investment policy limits permissible investments and credit quality.
The primary objective of the Company’s capital management is to ensure that it maintains a healthy capital ratio in order to support its business and maximize shareholder value.
The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions. There are no regulatorily-imposed requirements on the level of share capital which the Company is required to maintain.
The Company monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Company’s policy is to keep the gearing ratio within a range to meet the business needs of the Company.
The Company includes within net debt, interest bearing loans and borrowings and obligations under lease less bank balances, cash and marketable securities. Capital includes total equity including non-controlling interests less cumulative changes in fair value.
The Company’s interest-bearing loans and borrowings have certain financial covenants. Restrictive covenants in the Company’s credit facilities may prevent the Company from pursuing certain transactions or business strategies, including by limiting the Company’s ability to, in certain circumstances:
•incur additional indebtedness;
•pay dividends or make distributions;
•acquire assets or make investments outside of the ordinary course of business;
•sell, lease, license, transfer or otherwise dispose of assets;
•enter into transactions with the affiliates;
•create or permit liens;
•guarantee indebtedness; and
•engage in certain extraordinary transactions.
As of December 31, 2023, the Company is in compliance with the financial covenants.
Risks Arising from Financial Instruments—The main risks arising from the Company’s financial instruments are market risk (including foreign currency risk, interest rate risk and commodity price risk), credit risk and liquidity risk. The Board of Directors reviews and approves policies for managing each of these risks which are summarized below.
Market Risk—Market price risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise the following types of risk: interest rate risk, foreign currency risk and commodity price risk.
Commodity Risk— Although the Company operates facilities that consume commodities, the Company’s exposure to commodity price risk is not material. The Company has established forecasted transaction risk management programs to protect against fluctuations in commodity prices and may use commodity derivatives contracts, such as commodity swaps, in these hedging programs. In addition, the Company has sourcing plans in place that are designed to mitigate the risk of a potential supplier concentration for its key commodities.
Interest Rate Risk—The Company’s exposure to market risk for changes in interest rates relates primarily to interest-earning financial assets and interest-bearing financial liabilities. The Company’s interest-earning financial assets are mostly highly liquid investments and include money market funds, marketable securities and time deposits. As these financial assets have weighted-average maturity of less than one year, the Company’s exposure to interest risk is not material. The Company’s interest-bearing financial liabilities include fixed and floating rate loans and lease obligations. Floating rate loans bear interest at Base Rate or SOFR or EURIBOR plus a fixed premium. The Company uses pay-fixed / receive-float interest rate swaps to protect itself against adverse fluctuations in interest rates and to reduce its exposure to variability in cash flows from forecasted interest payments on its floating-rate debt facility to the extent that it is practicable and cost effective to do so.
Cash Flow Sensitivity Analysis for Variable Rate Instruments—The sensitivity of net income in the consolidated statements of operations is the effect of the assumed changes in interest rates on the Company’s net income for one year, based on the floating rate financial liabilities held on December 31, 2023, after taking into account interest rate hedges.
A hypothetical change in benchmark interest rates of 10% from current rates would not have a material impact on the consolidated statements of operations for the years ended December 31, 2023, 2022 and 2021, after taking into account interest rate hedges.
Foreign Currency Risk—As a result of foreign operations, the Company has non-US-dollar denominated costs, assets and liabilities, primarily denominated in the EUR, JPY and SGD. Movements in foreign exchange rates could cause foreign currency denominated expenses to increase as a percentage of net revenue, affecting the Company’s profitability and cash flows. The Company uses foreign currency forward contracts to reduce exposure to foreign currency fluctuations from its foreign currency denominated expenditures. The Company may also economically hedge foreign currency risk related to its non-US-dollar denominated assets and liabilities with currency forward contracts.
The Company also incurs a certain portion of its interest expense in EUR and SGD, exposing the Company to exchange rate fluctuations between US dollar and the EUR or SGD. The Company uses cross-currency swaps and cross-currency interest rate swaps to reduce its exposure to variability from foreign exchange rates impacting cash flows arising from Company’s foreign currency denominated debt to the extent that it is practicable and cost effective to do so.
Exposure to Currency Risk—The Company’s exposure to foreign currency risk against financial assets and financial liabilities was as follows, based on notional amounts:

(in millions)	EUR	JPY	SGD
December 31, 2022
Receivables and prepayments	$120	$—	$16
Cash and cash equivalents	48	4	420
Loans and borrowings	45	—	—
Trade and other payables	(388)	(73)	(149)
	$(175)	$(69)	$287
December 31, 2023
Receivables and prepayments	$86	$—	$28
Cash and cash equivalents	$104	$5	$19
Loans and borrowings	$11	$—	$—
Trade and other payables	$(253)	$(97)	$(121)
	$(52)	$(92)	$(74)
A hypothetical 10% change in the relative value of the U.S. dollar to other currencies would not have a material impact on the consolidated statements of operations for the years ended December 31, 2023, 2022 and 2021, after taking into account foreign currency hedges
Credit Risk—Credit risk can be defined as the risk of suffering financial loss from financial instruments due to the failure by a counterparty to fulfill an obligation. Financial instruments that subject the Company to concentrations of credit risk include investments and cash equivalents, accounts receivable and derivatives. The Company generally places investments with high-credit-quality counterparties and, by policy, limits the amount of credit exposure to any one counterparty based on an analysis of that counterparty's relative credit standing. As required per the investment policy, substantially all of the Company’s investments in debt instruments are in investment-grade instruments. Counterparty credit-rating criteria for derivatives are similar to those for other investments.
The Company generally does not require collateral to secure accounts receivable. Credit risk with respect to trade receivables is mitigated by credit evaluations the Company performs on its customers, the short duration of payment terms for the significant majority of its customer contracts and by the diverse nature of the Company’s customer base. The expected credit losses of trade and other receivables are not significant.
The Company’s ten largest customers account for approximately 79% and 74% of the outstanding trade receivables balance as of December 31, 2023 and 2022, respectively. The Company considers the concentration of credit risk for the remaining accounts receivable not material.
Exposure to Credit Risk—The carrying amount of financial assets represents the assets’ maximum credit exposure.
The aging of financial assets including trade receivables is as follows:

			Past Due but Not Impaired
(in millions)	Total	Neither past Due Nor Impaired	< 30 Days	31-90 Days	91-120 Days	Great than 120 days
December 31, 2022	$2,254	$2,137	$84	$33	$—	$—
December 31, 2023	$2,785	$2,651	$127	$7	$—	$—
Liquidity Risk—The Company monitors its risk of a shortage of funds by monitoring its cash flow situation. Ongoing cash forecasting and review processes have been set up to determine the amount of internal and external funding needed in order to meet the Company’s financial obligations as they become due. The Company has set up a process of mid- and long-term financial planning. The Company’s financing structure, including maturities of debt, is determined in response to the financing requirements identified with the long-term business planning process.
The table below summarizes the maturity profile of the Company’s financial liabilities:

(in millions)	Carrying Value	Contractual Cash Flows	1 Year or Less	1 to 5 Years	Greater than 5 Years
December 31, 2022
Loans and borrowings	$2,511	$2,706	$229	$1,443	$1,034
Lease obligations	345	427	92	184	151
Derivative liabilities	66	66	61	5	—
Trade payables and other liabilities	2,265	2,265	2,171	63	31
Total	$5,187	$5,464	$2,553	$1,695	$1,216
December 31, 2023
Loans and borrowings	$2,372	$2,558	$575	$971	$1,012
Lease obligations	382	521	44	194	283
Derivative liabilities	56	56	42	14	—
Trade payables and other liabilities	1,438	1,438	1,354	55	29
Total	$4,248	$4,573	$2,015	$1,234	$1,324
In preparing the maturity profile, undiscounted interest payments are calculated based on contractual interest rates where these are fixed, or, in the case of discounted liabilities for leases, based on the interest rate implicit in the financing arrangement. For variable interest arrangements undiscounted payments are determined based on the interest rate prevailing at the reporting date.
Assets and Liabilities Measured at Fair Value—The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
Level 1—observable inputs such as quoted prices in active markets for identical assets or liabilities
Level 2—inputs other than quoted prices in active markets in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for similar assets or liabilities that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability; and
Level 3—unobservable inputs for which little or no market data exists, therefore requiring management judgment to develop the Company’s own models with estimates and assumptions.
Cash Equivalents - Cash equivalents include investments in government obligation-based money market funds, other money market instruments and interest-bearing deposits with initial or remaining terms of three months or less. The fair value of cash equivalents approximates its carrying value due to the short-term nature of these instruments.
Marketable Securities - Marketable securities utilizing Level 1 and Level 2 inputs include U.S. Treasury Securities, U.S. Government Sponsored Enterprises, floating rate securities, money market mutual funds, corporate debt instruments and other Notes, bonds or debt securities issued by non-U.S. sovereign or multilateral entities, as these securities all have quoted prices in active markets.
For assets and liabilities that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. Foreign currency forward contracts are classified within Level 2. The fair values of foreign currency forward contracts are determined using quantitative models that require the use of multiple market inputs, including interest rates, prices and maturity dates to generate pricing curves, which are used to value the positions. The market inputs are generally actively quoted and can be validated through external sources. For foreign currency forward contract asset and liability positions with maturity dates which fall between the dates of quoted prices, interpolation of rate or maturity scenarios are used in determining fair values. During the years ended December 31, 2023 and 2022, there were no transfers between Level 1, 2 and Level 3 fair value measurements.
Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at Reporting Date Using

(in millions)	Total	Quoted Prices Identical Assets/ Liabilities (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2022
Assets:

Cash equivalents(1)	$961	$961	$—	$—

Investments in equity instruments(2)	$15	$—	$—	$15

Investment in marketable securities(3)	$994	$994	$—	$—

Derivatives(3)	$177	$—	$177	$—

Liabilities:

Derivatives(3)	$66	$—	$66	$—

	Fair Value Measurement at Reporting Date Using

(in millions)	Total	Quoted Prices Identical Assets/ Liabilities (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2023
Assets:

Cash equivalents (1)	$1,897	$1,626	$271	$—

Investments in equity instruments (2)	$19	$—	$—	$19

Investments in marketable securities(3)	$1,501	$1,189	$312	$—

Derivatives(4)	$132	$—	$132	$—

Liabilities:

Derivatives(4)	$56	$—	$56	$—
(1)Included in cash and cash equivalents on the Company’s consolidated statements of financial position.
(2)Included in current and non-current receivables, prepayments and other assets on the Company’s consolidated statements of financial position.
(3)Included in current and non-current marketable securities on the Company’s consolidated statements of financial position.
(4)Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity swaps. Included in other current and non-current financial assets and liabilities, as applicable, on the Company’s consolidated statements of financial position.
Assets Measured and Recorded at Fair Value on a Non-Recurring Basis
Certain assets such as equity method investments, intangible assets and property, plant and equipment, and other non-financial assets, are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period.
Financial Instruments Not Recorded at Fair Value on a Recurring Basis
Financial instruments not recorded at fair value on a recurring basis include non-marketable equity securities (that have not been re-measured or impaired in the current period), grants receivable, loans receivable, lease obligations and the current and non-current portions of the Company’s long-term debt.
The following table shows the carrying and fair values of the Company’s financial liabilities at amortized cost (“FLAC”) not recorded at fair value on a recurring basis. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

(in millions)		December 31, 2023		December 31, 2022
Financial Liability	Category	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other long-term debt	FLAC	$2,372	$2,319	$2,511	$2,414
Total		$2,372	$2,319	$2,511	$2,414
Estimated fair values of loans and borrowings is based on quoted prices for similar liabilities for which significant inputs are observable and represents a Level 2 valuation. The fair values are estimated based on the type of loan and maturity. The Company estimates the fair value using market interest rates for the Company’s debts with similar maturities.